Bank Premises, Furniture, Fixtures and Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Bank Premises, Furniture, Fixtures and Equipment

Note 5. Bank Premises, Furniture, Fixtures and Equipment

Bank premises, furniture, fixtures and equipment consist of the following at December 31, 2015 and December 31, 2014:

	2015	2014
Land and buildings	$24,206,122	$24,085,233
Furniture, fixtures and equipment	15,459,401	15,161,067

	39,665,523	39,246,300

Less accumulated depreciation	21,009,832	20,006,070

Total	$18,655,691	$19,240,230

Depreciation expense for the years ended December 31, 2015, 2014 and 2013, respectively, was $1,040,207, $1,190,393 and $1,140,753.